Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Interest income:
Loans and leases	$ 13,095	$ 13,047	$ 38,859	$ 39,016
Securities income	890	1,048	2,575	3,272
Short-term investments	47	24	174	76
Total interest income	14,032	14,119	41,608	42,364
Interest expense:
Deposits	3,102	4,107	10,178	13,107
Notes payable and other borrowings	735	628	2,145	1,868
Junior subordinated notes	280	280	835	832
Total interest expense	4,117	5,015	13,158	15,807
Net interest income	9,915	9,104	28,450	26,557
Provision for loan and lease losses	850	435	3,399	3,313
Net interest income after provision for loan and lease losses	9,065	8,669	25,051	23,244
Non-interest income:
Trust and investment services fee income	736	622	2,178	1,918
Service charges on deposits	532	425	1,504	1,215
Loan fees	502	380	1,245	1,079
Increase in cash surrender value of bank-owned life insurance	178	170	524	504
Credit, merchant and debit card fees	50	53	169	163
Other	251	78	383	266
Total non-interest income	2,249	1,728	6,003	5,145
Non-interest expense:
Compensation	4,224	3,840	12,455	11,413
Occupancy	294	351	958	1,050
Professional fees	400	369	1,279	1,141
Data processing	326	311	993	945
Marketing	300	295	845	823
Equipment	141	125	375	344
FDIC insurance	426	571	1,546	1,901
Collateral liquidation costs	264	155	451	574
Net (gain) loss on foreclosed properties	(14)	29	228	158
Other	890	704	2,085	1,799
Total non-interest expense	7,251	6,750	21,215	20,148
Income before income tax expense	4,063	3,647	9,839	8,241
Income tax expense	1,441	1,468	3,442	2,201
Net income	$ 2,622	$ 2,179	$ 6,397	$ 6,040
Earnings per common share:
Basic	$ 0.99	$ 0.83	$ 2.43	$ 2.32
Diluted	$ 0.99	$ 0.83	$ 2.43	$ 2.32
Dividends declared per share	$ 0.07	$ 0.07	$ 0.21	$ 0.21